Other long-term assets (Tables)	12 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	As at September 30, 2023	As at September 30, 2022
	$	$
Long-term prepaid services	28,674	28,720
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	19,458	18,877
Retirement benefits assets (Note 17)	836	47,071
Deposits	15,634	17,189
Deferred financing fees	2,531	2,827
Other	17,643	24,982
	84,776	139,666